UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21396
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                  Excelsior Absolute Return Fund of Funds, LLC
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               (Exact name of registrant as specified in charter)

                              225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203)352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2007
                                              -----------------

ITEM 1.   SCHEDULE OF INVESTMENTS

The Registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the Registrant at June 30, 2007 was 87.65%. The Registrant has included the Company's schedule of investments as of June 30, 2007, below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 29, 2007.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
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                                                                   June 30, 2007

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
                                                                                   % of                      First
                                              First                               Members'    % Ownership  Available
                                           Acquisition                  Fair      Equity -   of Investment Redemption
Investment Funds*                             Date         Cost        Value      Net Assets    Funds       Date**      Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Relative Value
--------------
FrontPoint Utility and Energy Fund, L.P.     7/1/2006 $   6,000,000 $  6,764,300      2.60%        0.49%     N/A           Quarterly
Highbridge Capital Corporation - Class A    12/1/2003     8,250,000   13,664,283      5.26%        0.11%     N/A           Quarterly
Polygon Global Opportunities Fund, L.P.      8/1/2004    10,200,000   16,824,539      6.47%        1.08%     N/A           Quarterly
Suttonbrook Capital Partners, L.P.          10/1/2004     5,500,000    9,391,658      3.61%        3.75%     N/A           Quarterly
The Fuller & Thaler International Long/
  Short Fund, L.P.                           2/1/2006     3,500,000    3,770,260      1.45%       13.38%     N/A           Quarterly
                                                      -------------------------------------
    Strategy Total                                       33,450,000   50,415,040     19.39%
                                                      -------------------------------------
Equity
------
Cantillon World, L.P.                       12/1/2003     5,050,000    7,062,791      2.72%        0.99%     N/A           Quarterly
Clovis Capital Partners Institutional, LP    2/1/2007     8,000,000    8,687,613      3.34%        1.19%    3/31/2008      Quarterly
FrontPoint Japan Fund, L.P.                  7/1/2006     4,500,000    4,482,673      1.72%        0.69%     N/A           Quarterly
Galleon Diversified Fund, Ltd. - Class E    12/1/2003     9,600,028   14,221,775      5.47%        0.92%     N/A           Quarterly
Glenview Capital Partners, L.P.             12/1/2003     6,300,000   13,685,047      5.26%        3.96%     N/A           Quarterly
North River Partners, L.P.                   7/1/2005     8,000,000    9,454,477      3.64%        1.76%     N/A           Quarterly
Savannah-Baltimore, L.P.                     7/1/2006     9,000,000    9,830,887      3.78%        1.63%    7/1/2007       Quarterly
Shoshone Partners, L.P.                     12/1/2003     6,500,000   11,164,800      4.29%        2.50%     N/A            Annually
The Mako Europe Fund, L.P.                  12/1/2003     6,500,000    8,089,598      3.11%       24.26%     N/A             Monthly
The Tantallon Fund, L.P.                     7/1/2006     4,500,000    5,751,801      2.21%        5.58%     N/A             Monthly
                                                      -------------------------------------
    Strategy Total                                       67,950,028   92,431,462     35.54%
                                                      -------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Bridgewater Pure Alpha Trading Co. Ltd.
   - Class B                                 2/1/2004     5,400,000    6,578,439      2.53%        0.13%     N/A             Monthly
Catequil Partners, L.P.                     12/1/2003       128,413      128,413      0.05%        1.80%     N/A                 (1)
Caxton Global Investments (USA) LLC          1/1/2005     9,000,000   11,687,149      4.50%        1.72%     N/A            Annually
Grinham Diversified Fund (U.S.) LP           2/1/2007     3,000,000    3,116,125      1.20%        4.46%     N/A             Monthly
Placer Creek Partners, L.P.                  1/1/2006     5,500,000    8,690,440      3.34%        1.74%     N/A       Semi-annually
Sunrise Commodities Select Portfolio -
   Davco Fund, L.P.                         12/1/2003     5,450,000    6,736,344      2.59%        2.93%     N/A             Monthly
The Capital Fund (Domestic), LLC            12/1/2003     3,000,000    3,483,245      1.34%       31.67%     N/A             Monthly
                                                      -------------------------------------
    Strategy Total                                       31,478,413   40,420,155     15.55%
                                                      -------------------------------------
Event Driven
------------
Bennelong Asia Pacific Multi Strategy
   Equity Fund, L.P.                         7/1/2006     4,000,000    4,394,890      1.69%        8.48%     N/A             Monthly
Brencourt Multi-Strategy, L.P.               9/1/2005     8,421,518   10,709,549      4.12%        5.69%     N/A           Quarterly
Canyon Value Realization Fund, L.P.         12/1/2003     7,500,000   13,506,580      5.20%        0.47%     N/A            Annually
Castlerigg Partners, L.P.                   12/1/2003     6,000,000   14,052,476      5.41%        2.41%     N/A           Quarterly
Empyrean Capital Fund, L.P.                  7/1/2004     3,548,409    6,333,830      2.44%        2.63%     N/A             Monthly
OZ Asia Domestic Partners, L.P.              7/1/2006     5,000,000    5,999,354      2.31%        1.27%    9/30/2007       Annually
OZ Europe Domestic Partners II, L.P.        10/1/2005    11,500,000   15,899,065      6.12%        5.86%     N/A           Quarterly
York Capital Management, L.P.                7/1/2004     7,500,000   13,412,649      5.16%        1.43%     N/A            Annually
                                                      -------------------------------------
    Strategy Total                                       53,469,927   84,308,393     32.45%
                                                      -------------------------------------
Total investments in Investment Funds                 $ 186,348,368  267,575,050    102.93%
                                                      =============
Other Assets, Less Liabilities                                        (7,613,984)    (2.93)%
                                                                    ------------------------
Members' Equity - Net Assets                                        $259,961,066     100.00%
                                                                    ========================

*     Non-income producing investments.                N/A    Initial lock-up period has  either expired prior to June 30, 2007 or
**    From original investment date.                          Investment Fund did not have an initial lock-up period.  However,
***   Available frequency of redemptions after                specific redemption restrictions may apply.
      initial lock-up period.                          (1)    The remaining residual investment is an illiquid security.


Federal Tax Cost
----------------
The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2006. The amounts reported below have been adjusted through June 30, 2007 for contributions and withdrawals. Based on Investment Funds owned at June 30, 2007, the cost of investments for Federal income tax purposes was $254,398,395. This included aggregate gross unrealized appreciation of $22,797,139 and aggregate gross unrealized depreciation of $9,620,484.


ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ David R. Bailin
                         -------------------------------------------------
                           David R. Bailin, Principal Executive Officer
Date August 29, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Steven L. Suss
                         ------------------------------------------------
                           Steven L. Suss, Principal Financial Officer
Date August 29, 2007
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